Offerings - Offering: 1	May 07, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share
Amount Registered | shares	1,750,000
Proposed Maximum Offering Price per Unit	23.57
Maximum Aggregate Offering Price	$ 41,247,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,696.28
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement on Form S-8 (this "Registration Statement") shall also cover any additional shares of common stock, par value $0.0001 per share (the "Common Stock") of Jade Biosciences, Inc. (the "Registrant") that become issuable under the Jade Biosciences, Inc. 2026 Employment Inducement Stock Incentive Plan (the "2026 Inducement Plan") to prevent dilution resulting from stock splits, stock dividends, recapitalizations or similar transactions. In addition, pursuant to Rule 416(c) under the Securities Act, this Registration Statement also covers an indeterminate amount of interests to be offered or sold pursuant to the 2026 Inducement Plan. Represents 1,750,000 shares of Common Stock available for future issuance under the 2026 Inducement Plan. Proposed Maximum Offering Price Per Unit estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and (h) of the Securities Act and based on the average of the high and low sale prices of the Common Stock, as quoted on The Nasdaq Capital Market, on April 30, 2026, which date is within five business days prior to filing this Registration Statement.